Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividends declared per common share	$ 0.8	$ 0.8	$ 1.01
MPT Operating Partnership, L.P. [Member]
Dividends declared per common share	$ 0.8	$ 0.8	$ 1.01